9. Borrowed Funds (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Qualified collateral borrowing	$ 105,276,788	$ 114,886,791
Potential borrowing capacity	67,136,178	72,556,030
Letters of credit collateral deposits	34,500,000	20,800,000
Fees paid for issuance of letters of credit	35,863	43,654
Pledged loan	78,580,859	74,929,216
Primary credit rate value	75 basis points	75 basis points
Line of credit with correspondent bank	7,500,000	3,500,000
FHLBB
Line of credit with correspondent bank	$ 500,000	$ 500,000